4. STOCKHOLDERS' EQUITY (Details - Option activity) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stock option activity
Number of stock options outstanding	1,819,500	1,055,700	1,078,400
Number of options granted	200,000	831,000	40,000
Number of options exercised	(12,500)	(64,500)
Number of options cancelled		(2,700)	(62,700)
Number of stock options outstanding	2,007,000	1,819,500	1,055,700	1,078,400
Weighted average exercise price	$ 0.87	$ 0.76	$ 0.78
Weighted average exercise price - grants		0.99	0.61
Weighted average exercise price - exercised		0.75
Weighted average exercise price - cancelled		0.86	0.99
Weighted average exercise price	$ 0.92	$ 0.87	$ 0.76	$ 0.78
Weighted average contractual life	7 years 1 month 28 days	7 years 1 month 2 days	6 years 1 month 16 days	7 years 4 days